NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net (loss)/income per share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic net (loss)/income per share calculation
Numerator:
Net (loss)/income	(3,103,465)	13,172	(7,298)
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/income per ordinary shares -basic	(3,103,465)	13,172	(7,298)
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-basic	170,790,979	172,254,080	173,725,790
Net (loss)/income per ordinary share attributable to ordinary shareholders-basic	(18.17)	0.08	(0.04)
Diluted net (loss)/income per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	170,790,979	172,254,080	173,725,790
Effect of potentially diluted stock options	—	2,931,766	—
Effect of potentially diluted RSUs	—	805,638	—
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-diluted	170,790,979	175,991,484	173,725,790
Net (loss)/income per ordinary share attributable to ordinary shareholders-diluted	(18.17)	0.07	(0.04)